Significant accounting policies, judgements, estimates and assumptions - Effect of IFRS 16 on group balance sheet (Details) - USD ($) $ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment		$ 132,642	$ 143,950	$ 135,261	[1]
Trade and other receivables		2,147	2,159	1,834	[1]
Prepayments		781	849	1,179	[1]
Deferred tax assets		4,560	3,736	3,706	[1]
Current assets
Trade and other receivables		24,442	24,673	24,478	[1]
Prepayments		857	872	963	[1]
Current liabilities
Trade and other payables		46,829	46,209	46,265	[1]
Accruals		5,066	4,578	4,626	[1]
Current lease liabilities		2,067	2,196	44	[1]
Finance debta		10,487	9,329	9,329
Provisions		2,453	2,547	2,564	[1]
Non-current liabilities
Other payables		12,626	14,013	13,830	[1]
Accruals		996	548	575	[1]
Non-current lease liabilities		7,655	7,704	623	[1]
Finance debta		57,237	55,803	55,803	[1]
Deferred tax liabilities		9,750	9,767	9,812	[1]
Provisions		18,498	17,657	17,732	[1]
Net assets		100,708	101,218	101,548	[1]
Equity
BP shareholders’ equity		98,412	99,115	99,444	[1]
Non-controlling interests		2,296	2,103	2,104	[1]
Equity	[2]	$ 100,708	101,218	$ 101,548	[1]	$ 100,224	$ 100,404	$ 96,843
Adjustment on adoption of IFRS 16 | IFRS 16 Leases [Member]
Non-current assets
Property, plant and equipment			8,689
Trade and other receivables			325
Prepayments			(330)
Deferred tax assets			30
Current assets
Trade and other receivables			195
Prepayments			(91)
Current liabilities
Trade and other payables			(56)
Accruals			(48)
Current lease liabilities			2,152
Finance debta			0
Provisions			(17)
Non-current liabilities
Other payables			183
Accruals			(27)
Non-current lease liabilities			7,081
Finance debta			0
Deferred tax liabilities			(45)
Provisions			(75)
Net assets			(330)
Equity
BP shareholders’ equity			(329)
Non-controlling interests			(1)
Equity	[2]		$ (330)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.
[2]	See Note 32 for further information.